Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Significant Accounting Policies
Schedule of assets, liabilities, results of operations and net increase (decrease) in cash and cash equivalents of the VIEs and their subsidiaries included in the Company's consolidated balance sheets and statements of comprehensive income (loss) with intercompany transactions eliminated

	December 31,
	2013	2012
	(In thousands)
Total assets	$214,984	$133,077
Total liabilities	$134,632	$98,511

	Year Ended December 31,
	2013	2012	2011
	(In thousands)
Net revenues	$455,097	$314,504	$244,274
Net income (loss)	$1,415	$(6,322)	$(1,556)

	Year Ended December 31,
	2013	2012	2011
	(In thousands)
Net increase in cash and cash equivalents	$60,171	$2,285	$13,960